Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Notes [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the above two convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	4,000	(4,000)	425	425
Additions	13,750	(10,389)	-	3,361
Amortization (Note 11)	-	-	792	792
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 11)	-	-	2,384	2,384
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962

The equity movement of the above two convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2016	3,800
Additions	10,389
Balance, December 31, 2017	14,189
Balance, December 31, 2018	14,189

Revolving Convertible Note [Member]
Transactions with Related Parties [Abstract]
Movement of Debt and Equity
The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	1,335	1,335
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Additions	3,500	-	-	-
Amortization (Note 11)	-	-	1,955	1,955
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2016	21,165
Balance, December 31, 2017	21,165
Balance, December 31, 2018	21,165